Exhibit 99

Ford Credit Auto Owner Trust 2011-A

Monthly Investor Report

Collection Period	September 2011
Payment Date	10/17/2011
Transaction Month	9

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017

Total	$1,137,110,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,510,142.21
Principal:
Principal Collections	$19,276,661.17
Prepayments in Full	$11,181,220.14
Liquidation Proceeds	$695,003.44
Recoveries	$7,032.21

Sub Total	$31,159,916.96

Collections	$34,670,059.17
Purchase Amounts:
Purchase Amounts Related to Principal	$138,588.10
Purchase Amounts Related to Interest	$974.90

Sub Total	$139,563.00
Clean-up Call	$0.00
Reserve Account Draw Amount	$0.00
Available Funds - Total	$34,809,622.17

Ford Credit Auto Owner Trust 2011-A

Monthly Investor Report

Collection Period	September 2011
Payment Date	10/17/2011
Transaction Month	9

III. DISTRIBUTIONS

				Carryover Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,809,622.17
Servicing Fee	$758,699.48	$758,699.48	$0.00	$0.00	$34,050,922.69
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,050,922.69
Interest - Class A-2 Notes	$116,434.04	$116,434.04	$0.00	$0.00	$33,934,488.65
Interest - Class A-3 Notes	$271,034.17	$271,034.17	$0.00	$0.00	$33,663,454.48
Interest - Class A-4 Notes	$263,986.25	$263,986.25	$0.00	$0.00	$33,399,468.23
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,399,468.23
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$33,333,145.56
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,333,145.56
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$33,284,479.06
Third Priority Principal Payment	$4,943,096.43	$4,943,096.43	$0.00	$0.00	$28,341,382.63
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$28,281,756.88
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,281,756.88
Regular Principal Payment	$23,280,762.51	$23,280,762.51	$0.00	$0.00	$5,000,994.37
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$5,000,994.37
Residual Released to Depositor	$0.00	$5,000,994.37	$0.00	$0.00	$0.00

Total		$34,809,622.17

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$4,943,096.43
Regular Principal Payment	$23,280,762.51

Total	$28,223,858.94

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$28,223,858.94	$101.96	$116,434.04	$0.42	$28,340,292.98	$102.38
Class A-3 Notes	$0.00	$0.00	$271,034.17	$0.81	$271,034.17	$0.81
Class A-4 Notes	$0.00	$0.00	$263,986.25	$1.38	$263,986.25	$1.38
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68

Total	$28,223,858.94	$24.82	$826,069.38	$0.73	$29,049,928.32	$25.55

Ford Credit Auto Owner Trust 2011-A

Monthly Investor Report

Collection Period	September 2011
Payment Date	10/17/2011
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$225,356,211.93	0.8141482	$197,132,352.99	0.7121834
Class A-3 Notes	$335,300,000.00	1.0000000	$335,300,000.00	1.0000000
Class A-4 Notes	$191,990,000.00	1.0000000	$191,990,000.00	1.0000000
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000

Total	$830,666,211.93	0.7305065	$802,442,352.99	0.7056858

Pool Information
Weighted Average APR	4.566%	4.561%
Weighted Average Remaining Term	50.01	49.16
Number of Receivables Outstanding	44,117	43,298
Pool Balance	$910,439,371.18	$878,765,661.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$832,132,080.09	$803,433,115.50
Pool Factor	0.7468297	0.7208479

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$13,181,484.92
Yield Supplement Overcollateralization Amount	$75,332,546.16
Targeted Overcollateralization Amount	$76,323,308.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$76,323,308.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A

Monthly Investor Report

Collection Period	September 2011
Payment Date	10/17/2011
Transaction Month	9

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Loss		109	$382,236.67
(Recoveries)		16	$7,032.21

Net Losses for Current Collection Period			$375,204.46
Cumulative Net Losses Last Collection Period			$1,138,299.64

Cumulative Net Losses for all Collection Periods			$1,513,504.10
Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.49%

Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.96%	394	$8,395,062.40
61-90 Days Delinquent	0.10%	33	$873,096.99
91-120 Days Delinquent	0.03%	10	$244,212.79
Over 120 Days Delinquent	0.05%	19	$482,531.66

Total Delinquent Receivables	1.14%	456	$9,994,903.84

Repossession Inventory:

Repossessed in the Current Collection Period		40	$721,469.33
Total Repossessed Inventory		57	$1,302,775.18

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2547%
Preceding Collection Period			0.3604%
Current Collection Period			0.5033%
Three Month Average			0.3728%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1509%
Preceding Collection Period			0.1383%
Current Collection Period			0.1432%
Three Month Average			0.1441%